Financial Risk Management Objectives and Policies (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial Risk Management Objectives and Policies [Line Items]
Percentage of USD/AUD exchange rate	4.80%	5.80%
Trade receivables balance	$ 607,436	$ 46,949
Percentage of trade receivables balances	90.00%	90.00%
Revenue from contracts with customers	$ 4,902,865	$ 1,804,705	$ 765,193
Expected credit losses assessment	$ 16,233	$ 27,920
Trade Receivables [Member]
Financial Risk Management Objectives and Policies [Line Items]
Percentage of trade receivables balances	12.39%	2.60%